LEASING (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rental expense		$ 134,100	$ 144,100
Interest expense incurred on capital leases	$ 34,126	15,174	15,879
Capital lease obligations		6,600
Short term obligations		4,400
Long term obligations		2,200
Future minimum lease commitments, 2022		5,000
Future minimum lease commitments, 2023		2,700
Future minimum lease commitments, 2024		2,000
Future minimum lease commitments, 2025		1,200
Future minimum lease commitments, 2026		1,300
Future minimum lease commitments, Thereafter		2,800
Capital Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense incurred on capital leases		$ 1,000	$ 1,700